Fee and Commission Income and Expense	6 Months Ended
Jun. 30, 2021
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Fee and Commission Income and Expense

Note 12 - Fee and Commission Income and Expense

This item comprises the amount of all commissions accrued and paid in the period, except for those that form an integral part of the effective interest rate of the financial instruments.

a)    Fee and commission income

This item comprises the financial income for the six month periods corresponding to remunerations generated by the services rendered by the Bank and its subsidiaries and corresponds to the following items:

	For the six-month periods ended June 30,
	2021	2020
	MCh$	MCh$
Fees and commissions from lines of credits and overdrafts	1,315	753
Fees and commissions from guarantees and letters of credit	8,963	10,666
Fees and commissions from card services	31,039	29,589
Fees and commissions from accounts management	5,646	6,871
Fees and commissions from collections and payments	11,805	10,798
Fees and commissions from brokerage and securities management	4,186	4,748
Fees and commissions from asset management	10,619	11,601
Compensation for insurance brokerage	16,755	14,612
Investment banking and advisory fees	3,960	4,821
Fees and commissions from student loans ceded	2,838	2,884
Commissions on loan transactions	321	749
Commissions for mortgage loans	28	22
Other fees from services rendered	3,798	3,793
Other commissions earned	2,180	2,391
Totals	103,453	104,298

b)    Fee and commission expense

This item includes expenses for commissions accrued during the six month periods from operations, and corresponds to the following items:

	For the six-month periods ended June 30,
	2021	2020
	MCh$	MCh$
Compensation for cards transactions	(17,845)	(21,992)
Fees and commissions for securities transactions	(2,102)	(2,429)
Commissions paid for foreign trade transactions	(1,284)	(1,205)
Commissions paid for customer loyalty program benefits	(6,995)	(1,476)
Commissions paid for services to customers management	(838)	(1,113)
Other commissions paid	(1,885)	(2,501)
Totals	(30,949)	(30,716)

Commissions earned on loans with mortgage finance bonds are recorded in the Condensed Consolidated Statement of Income (Loss) under “Interest income.”